Consolidated Balance Sheets - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Available-for-sale securities, at fair value:
Fixed maturities (amortized cost: $50,264.0 and $43,794.2)		$ 46,651.9	$ 43,873.1
Short-term investments (amortized cost: $2,861.7 and $942.6)		2,861.7	942.6
Total available-for-sale securities		49,513.6	44,815.7
Equity securities, at fair value:
Nonredeemable preferred stocks (cost: $1,364.2 and $1,571.8)		1,213.2	1,639.9
Common equities (cost: $826.1 and $1,264.1)		2,821.5	5,058.5
Total equity securities		4,034.7	6,698.4
Total investments		53,548.3	51,514.1
Cash and cash equivalents		203.5	187.1
Restricted cash and cash equivalents		17.4	15.0
Total cash, cash equivalents, restricted cash, and restricted cash equivalents		220.9	202.1
Accrued investment income		282.5	181.7
Premiums receivable, net of allowance for credit losses of $343.3 and $280.4		10,416.9	9,399.5
Reinsurance recoverables		5,832.1	4,980.5
Prepaid reinsurance premiums		295.5	457.6
Deferred acquisition costs		1,544.4	1,355.6
Property and equipment, net of accumulated depreciation of $1,551.1 and $1,407.4		1,034.0	1,137.3
Goodwill	[1]	227.9	452.7
Intangible assets, net of accumulated amortization of $158.6 and $383.8		86.3	117.3
Net federal deferred income taxes		1,131.5	0.0
Other assets		844.7	1,333.9
Total assets		75,465.0	71,132.3
Liabilities
Unearned premiums		17,293.6	15,615.8
Loss and loss adjustment expense reserves		30,359.3	26,164.1
Net federal deferred income taxes		0.0	152.9
Accounts payable, accrued expenses, and other liabilities	[2]	5,532.8	6,069.1
Debt	[3]	6,388.3	4,898.8
Total liabilities		59,574.0	52,900.7
Shareholders' Equity
Serial Preferred Shares, Series B, no par value (cumulative, liquidation preference of $1,000 per share) (authorized, issued, and outstanding 0.5)		493.9	493.9
Common shares, $1.00 par value (authorized 900.0; issued 797.6, including treasury shares of 212.7 and 213.2)		584.9	584.4
Paid-in capital		1,893.0	1,772.9
Retained earnings		15,721.2	15,339.7
Accumulated other comprehensive income (loss):
Net unrealized gains (losses) on fixed-maturity securities		(2,786.3)	56.2
Net unrealized losses on forecasted transactions		(14.5)	(14.9)
Foreign currency translation adjustment		(1.2)	(0.6)
Total accumulated other comprehensive income (loss)		(2,802.0)	40.7
Total shareholders’ equity		15,891.0	18,231.6
Total liabilities and shareholders’ equity		$ 75,465.0	$ 71,132.3

[1]	See Note 15 – Goodwill and Intangible Assets for further discussion.
[2]	See Note 1 – Reporting and Accounting Policies for Commitments and Contingencies and Note 12 – Litigation for further discussion.
[3]	Consists of long-term debt. See Note 4 – Debt for further discussion.